Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$ (46,452)	$ (60,140)
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(46,452)	(60,140)	14,562	75,821	180,135
Cash flows from investing activities:
Proceeds from sale of fixed assets	1,452	182	228	453	83
Transfers to (from) restricted cash	(559)	9,624	23,839	(25,073)
Capital expenditures	(31,072)	(40,006)	(90,272)	(73,646)	(34,216)
Net cash used in investing activities	(30,179)	(30,200)
Cash flows from investing activities:
Proceeds from sale of fixed assets	1,452	182	228	453	83
Transfers to (from) restricted cash	(559)	9,624	23,839	(25,073)
Capital expenditures	(31,072)	(40,006)	(90,272)	(73,646)	(34,216)
Net cash used in investing activities	(30,179)	(30,200)	(66,205)	(98,266)	(34,133)
Cash flows from financing activities:
Borrowings on revolving credit facilities	90,000
Payments on revolving credit facilities	(50,000)
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(23,228)	(10,667)	(10,800)	(1,971)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Net cash provided by (used in) financing activities	2,916	(6,047)
Cash Flows From Financing Activities:
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(23,228)	(10,667)	(10,800)	(1,971)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Net cash provided by (used in) financing activities	2,916	(6,047)	(6,268)	25,389	(115,760)
Change in cash and cash equivalents	(73,715)	(96,387)	(57,911)	2,944	30,242
Cash and cash equivalents at beginning of period	94,795	152,706	152,706	149,762	119,520
Cash and cash equivalents at end of period	21,080	56,319	94,795	152,706	149,762
Parent Issuer
Cash flows from investing activities:
Return of investment in subsidiaries	63		88	78	15,459
Net cash used in investing activities	63
Cash flows from investing activities:
Investment in subsidiaries					(39,449)
Return of investment in subsidiaries	63		88	78	15,459
Net cash used in investing activities			88	78	(23,990)
Cash flows from financing activities:
Borrowings on revolving credit facilities	90,000
Payments on revolving credit facilities	(50,000)
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(23,228)	(10,582)	(10,715)	(1,205)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Repayment of advances to subsidiaries	354,984	389,998	389,998		482,317
Advances to subsidiaries	(357,963)	(384,036)	(383,903)	(26,233)	(342,567)
Net cash provided by (used in) financing activities	(63)
Cash Flows From Financing Activities:
Proceeds from long-term debt	341,191	394,618	394,618	27,438	352,837
Repayments of long-term debt	(354,984)	(389,998)	(389,998)		(442,868)
Debt issuance costs	(23,228)	(10,582)	(10,715)	(1,205)	(10,270)
Cash distributions	(63)		(88)	(78)	(15,459)
Repayment of advances to subsidiaries	354,984	389,998	389,998		482,317
Advances to subsidiaries	(357,963)	(384,036)	(383,903)	(26,233)	(342,567)
Net cash provided by (used in) financing activities			(88)	(78)	23,990
Guarantor Subsidiaries
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(37,783)	(58,815)
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities			18,815	64,287	180,135
Cash flows from investing activities:
Proceeds from sale of fixed assets	1,452	182	228	453	83
Transfers to (from) restricted cash	(529)	(310)	(975)
Return of investment in subsidiaries	(63)		(88)	(78)	(15,459)
Capital expenditures	(39,747)	(31,654)	(69,866)	(64,490)	(34,216)
Net cash used in investing activities	(38,887)	(31,782)
Cash flows from investing activities:
Proceeds from sale of fixed assets	1,452	182	228	453	83
Loan to affiliate				(23,305)
Transfers to (from) restricted cash	(529)	(310)	(975)
Capital expenditures	(39,747)	(31,654)	(69,866)	(64,490)	(34,216)
Investment in subsidiaries					39,449
Return of investment in subsidiaries	(63)		(88)	(78)	(15,459)
Net cash used in investing activities			(70,701)	(87,420)	(10,143)
Cash flows from financing activities:
Debt issuance costs		152	1	(160)
Repayment of advances to subsidiaries	(354,984)	(389,998)	(389,998)		(482,317)
Advances to subsidiaries	357,963	384,036	383,903	26,233	342,567
Net cash provided by (used in) financing activities	2,979	(5,810)
Cash Flows From Financing Activities:
Debt issuance costs		152	1	(160)
Repayment of advances to subsidiaries	(354,984)	(389,998)	(389,998)		(482,317)
Advances to subsidiaries	357,963	384,036	383,903	26,233	342,567
Net cash provided by (used in) financing activities			(6,094)	26,073	(139,750)
Change in cash and cash equivalents	(73,691)	(96,407)	(57,980)	2,940	30,242
Cash and cash equivalents at beginning of period	94,722	152,702	152,702	149,762	119,520
Cash and cash equivalents at end of period	21,031	56,295	94,722	152,702	149,762
Non-Guarantor Subsidiary
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(8,645)	(1,345)
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities			(4,322)	3,818
Cash flows from investing activities:
Transfers to (from) restricted cash	(30)	9,934	24,814	(25,073)
Capital expenditures	8,675	(8,352)	(20,406)	(9,156)
Net cash used in investing activities	8,645	1,582
Cash flows from investing activities:
Transfers to (from) restricted cash	(30)	9,934	24,814	(25,073)
Capital expenditures	8,675	(8,352)	(20,406)	(9,156)
Net cash used in investing activities			4,408	(34,229)
Cash flows from financing activities:
Debt issuance costs		(237)	(86)	(606)
Net cash provided by (used in) financing activities		(237)
Cash Flows From Financing Activities:
Loan from affiliate				31,017
Debt issuance costs		(237)	(86)	(606)
Net cash provided by (used in) financing activities			(86)	30,411
Non-Guarantor Affiliate
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(24)	20
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities			69	7,716
Cash flows from investing activities:
Loan to affiliate				(31,017)
Net cash used in investing activities				(31,017)
Cash Flows From Financing Activities:
Loan from affiliate				23,305
Net cash provided by (used in) financing activities				23,305
Change in cash and cash equivalents	(24)	20	69	4
Cash and cash equivalents at beginning of period	73	4	4
Cash and cash equivalents at end of period	49	24	73	4
Eliminations
Cash flows from investing activities:
Loan to affiliate				54,322
Net cash used in investing activities				54,322
Cash Flows From Financing Activities:
Loan from affiliate				(54,322)
Net cash provided by (used in) financing activities				$ (54,322)